Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission (SEC) pursuant to the Dodd-Frank Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” (CAP) and certain performance measures for the fiscal years listed below. The Compensation Discussion & Analysis (CD&A) describes the process for determining compensation for our NEOs, which is independent from the information required to be disclosed in this table.

Pay Versus Performance Table

The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021 along with the required financial information required for each fiscal year:

	Summary Compensation Table Total for	Compensation Actually Paid to	Average Summary Compensation Table Total for	Average Compensation Actually Paid to	Year-end value of $100 invested on 12/31/2020 in(5):
Year	Stephen D. Steinour(1)(2) ($)	Stephen D. Steinour(2)(3) ($)	Non-CEO NEOs(2)(4) ($)	Non-CEO NEOs(2)(3)(4) ($)	HBAN ($)	KBW Bank Index ($)	Net Income (in millions) ($)	Adjusted ROTCE(6) (%)

2025	12,124,358	18,340,287	4,188,869	6,101,946	172	196	3,187	16.4
2024	10,025,663	19,787,509	4,164,454	6,916,414	155	148	1,940	16.0
2023	10,179,479	6,345,581	4,221,497	3,327,271	116	108	1,951	19.4
2022	10,484,975	9,855,779	4,798,856	4,883,351	122	109	2,238	21.5
2021	9,619,178	21,563,268	4,985,771	7,855,544	127	138	1,295	19.1

Company Selected Measure Name	Adjusted ROTCE
Named Executive Officers, Footnote	1) Stephen D. Steinour has been Chairman, President, and CEO Huntington and President and CEO of Huntington Bank since January 2009.
PEO Total Compensation Amount	$ 12,124,358	$ 10,025,663	$ 10,179,479	$ 10,484,975	$ 9,619,178
PEO Actually Paid Compensation Amount	$ 18,340,287	19,787,509	6,345,581	9,855,779	21,563,268
Adjustment To PEO Compensation, Footnote
2)
The amounts shown for Compensation Actually Paid prior to 2025 are consistent with last year's disclosure. The amounts shown for 2025 Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs during the applicable year. Calculations reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v), as summarized in the following table:

	2025

	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)

Total Compensation from Summary Compensation Table	12,124,358	4,188,869
Total Adjustments for Pension	—	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(6,899,983)	$(1,774,983)
Year-end fair value of unvested awards granted in the current year	8,976,263	2,279,742
Difference for unvested awards granted in prior years	4,045,881	1,325,017
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested in the current year	93,769	83,301
Fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during current year	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—
Total Adjustments for Equity Awards	6,215,929	1,913,077
Compensation Actually Paid (as calculated)	18,340,287	6,101,946

Non-PEO NEO Average Total Compensation Amount	$ 4,188,869	4,164,454	4,221,497	4,798,856	4,985,771
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,101,946	6,916,414	3,327,271	4,883,351	7,855,544
Adjustment to Non-PEO NEO Compensation Footnote
2)
The amounts shown for Compensation Actually Paid prior to 2025 are consistent with last year's disclosure. The amounts shown for 2025 Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs during the applicable year. Calculations reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v), as summarized in the following table:

	2025

	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)

Total Compensation from Summary Compensation Table	12,124,358	4,188,869
Total Adjustments for Pension	—	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(6,899,983)	$(1,774,983)
Year-end fair value of unvested awards granted in the current year	8,976,263	2,279,742
Difference for unvested awards granted in prior years	4,045,881	1,325,017
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested in the current year	93,769	83,301
Fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during current year	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—
Total Adjustments for Equity Awards	6,215,929	1,913,077
Compensation Actually Paid (as calculated)	18,340,287	6,101,946

Compensation Actually Paid vs. Total Shareholder Return	CAP versus Indexed Total Shareholder Return
Compensation Actually Paid vs. Net Income	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP versus Adjusted ROTCE*
Total Shareholder Return Vs Peer Group	CAP versus Indexed Total Shareholder Return
Tabular List, Table

Tabular List of Financial Performance Measures

As described in greater detail in the CD&A, we have a significant focus on pay-for-performance. The most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2025 to our performance were:

Adjusted EPS
Adjusted Operating Leverage
Adjusted PPNR Earnings Growth
Adjusted ROTCE

Pay Versus Performance

The graphs below provide a description of CAP (as calculated in accordance with the SEC rules) and the following measures:

• Huntington’s cumulative TSR and KBW Bank Index cumulative TSR;

• Huntington’s Net Income; and

• the Company Selected Measure, which for Huntington is Adjusted ROTCE.

CAP versus Indexed Total Shareholder Return

CAP versus Net Income

CAP versus Adjusted ROTCE*

*
Non- GAAP, see Appendix A to this proxy statement for more information

Pay Ratio Disclosure

We are providing this disclosure pursuant to a rule adopted by the SEC implementing a mandate of the Dodd-Frank Act. The rule requires disclosure of the annual total compensation of the median employee, excluding the CEO, the annual total compensation of the CEO, and the ratio of these amounts. For purposes of this disclosure, annual total compensation for both the median employee and the CEO is determined in accordance with the definition of annual total compensation as disclosed in the Summary Compensation Table.

In accordance with the rule, we determined a new median employee for 2025 following the departure of last year's median employee who was selected in 2023. The median employee for 2025 was determined from among the Company’s employees (excluding the CEO) using a consistently applied compensation measure. The consistently applied compensation measure was 2025 W-2 Box 1 data as reflected in the Company’s payroll records for each employee (full-time, part-time, seasonal, or temporary, and on long-term leave, but excluding the CEO) employed as of December 31, 2025. The median employee serves as a Branch Manager.

The median employee’s annual total compensation for 2025 was determined for purposes of this disclosure. This ratio is a reasonable estimate calculated in a manner consistent with SEC Regulation S-K Item 402(u).

Median Employee Annual Total Compensation	$89,658
CEO Annual Total Compensation	$12,124,358
Ratio	135:1

Audit Matters

Audit Fees, Audit-Related Fees, Tax Fees, and All Other Fees

The table below reflects the aggregate fees and out-of-pocket expenses billed by PwC for services rendered for us for 2024 and 2025.

	Year ended
Fees Billed by PwC	December 31, 2025	December 31, 2024

Audit Fees(1)	$11,356,789	$10,161,598
Audit-Related Fees(2)	1,487,000	1,189,200
Tax Fees(3)	2,720,351	2,557,390
All Other Fees(4)	2,150	2,150
Total	$15,566,290	$13,910,338

1) Audit fees are fees for professional services rendered for the integrated audits of our annual consolidated financial statements, including the audit of the effectiveness of our internal control over financial reporting, quarterly reviews of the condensed consolidated financial statements included in Form 10-Q filings, and services that are normally provided by PwC in connection with statutory/subsidiary financial statement audits, attestation reports required by statute or regulation, and comfort letters and consents related to SEC filings.

2) Audit-related fees generally include fees for assurance and related services that are traditionally performed by the independent registered public accounting firm. These services include attestation and agreed-upon procedures that address accounting, reporting, and control matters that are not required by statute or regulation; pension plan audits; and service organization control examinations. These services are normally provided in connection with the recurring audit engagement.

3) The tax-related services were all in the nature of tax compliance, tax consulting, and tax planning.

4) All other fees were generally for accounting disclosure software licensing.

Pre-Approval Policies and Procedures

The Audit Committee is responsible for the audit fee negotiations associated with the retention of the independent registered public accounting firm. The Audit Committee has a policy that it will pre-approve all audit and non-audit services provided by the independent registered public accounting firm and will not engage the independent registered public accounting firm to perform any specific non-audit services prohibited by law or regulation. The Audit Committee has given general pre-approval for specified audit, audit-related, and tax services. The term of any general pre-approval is 12 months from the date of pre-approval unless the Audit Committee specifically provides for a different term. The Audit Committee will annually review the services for which general pre-approval is given. The Audit Committee may revise the list of general pre-approved services from time to time, based upon subsequent determinations. Unless a type of service to be provided by the independent registered public accounting firm has received general pre-approval, it will require specific pre-approval by the Audit Committee. Pre-approval fee levels for all services to be provided by the independent registered public accounting firm are established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

The Audit Committee may delegate pre-approval authority to a member of its Committee; the Audit Committee has delegated pre-approval authority to its Chair. The decisions of the Chair or other member to whom pre-approval authority is delegated must be presented to the full Audit Committee at its next scheduled meeting. The Audit Committee does not delegate its responsibilities to pre-approve services performed by the independent registered public accounting firm to management.

All the services covered by the fees disclosed above were pre-approved by the Audit Committee or its Chair. Further, the Audit Committee has considered and determined that the services described above are compatible with maintaining the independent registered public accounting firm’s independence.

Oversight of the Independent Auditor

The Audit Committee is responsible for the appointment, compensation, retention, and oversight of the independent registered public accounting firm. This also includes an evaluation of whether rotating independent registered public accounting firms is warranted. Additionally, the Audit Committee reviews the experience and qualifications of the lead audit partner and other senior members of the audit team. In its most recent review of PwC, the Audit Committee considered several factors, including:

• The qualifications of the audit team and the quality of work provided by PwC;

• PwC’s independence and objectivity, including a consideration of the non-audit fees and services;

• Appropriateness of PwC’s audit and non-audit fees;

• Assessment of performance of the lead audit partner and audit team;

• Tenure of the auditor; and

• The impact of changing auditors.

After considering the above factors, the Audit Committee has determined that retention of PwC at this time is in the best interests of the Company and its shareholders.

PwC Attendance at the Annual Meeting

Representatives of PwC regularly attend meetings of the Audit Committee and will be present at the 2026 Annual Meeting. These representatives will have an opportunity at the annual meeting to make a statement if they so desire and will also be available to respond to appropriate shareholder questions.

Report of the Audit Committee

The primary responsibility of the Audit Committee, which is comprised entirely of independent Directors, is to oversee the integrity of Huntington’s consolidated financial statements. In carrying out its duties, the Audit Committee has reviewed and discussed the audited consolidated financial statements for the year ended December 31, 2025, with Huntington management and with Huntington’s independent registered public accounting firm, PwC. This discussion included the selection, application, and disclosure of critical accounting policies, as well as the independent registered public accounting firm’s views on fraud risks and how it demonstrates its independence and skepticism. The Audit Committee has also reviewed and discussed with PwC its judgment as to the quality, not just the acceptability, of Huntington’s accounting principles and such other matters required to be discussed under auditing standards generally accepted in the United States, including the applicable requirements of the PCAOB and the SEC.

The Audit Committee has received and reviewed the written disclosures and the letter from PwC required by the applicable requirements of the PCAOB regarding PwC’s communications with the Audit Committee concerning independence and has discussed with PwC its independence from Huntington. Based on this review and discussion, and a review of the services provided by PwC during 2025, the Audit Committee believes that the services provided by PwC in 2025 are compatible with, and do not impair, PwC’s independence.

Based on these reviews and discussions, the Audit Committee recommended to the Board that the audited consolidated financial statements be included in Huntington’s Annual Report on Form 10-K for the year ended December 31, 2025, which was filed with the SEC on February 13, 2026.

Submitted by the Audit Committee

Richard W. Neu, Chair	Ann B. (Tanny) Crane	Jeffrey L. Tate

Ownership of Voting Stock

Ownership of Voting Stock

This section provides shareholders with an understanding of the ownership of our Directors, nominees for Director, executive officers, and largest shareholders. We believe that shareholders’ interests are better served when our Directors, nominees for Director, and executive officers hold a meaningful number of shares of the Company. Holding such shares more closely aligns the interests of these individuals with those of our shareholders.

Security Ownership of Directors and Executive Officers

The table below sets forth the beneficial ownership of Huntington common stock by each of our Directors, nominees for Director, and Named Executive Officers, and the Directors and all executive officers as a group. Beneficial ownership is determined in accordance with the rules of the SEC. Generally, the rules attribute beneficial ownership of securities to persons who possess sole or shared voting power and/or investment power with respect to those securities, including shares that could be acquired within 60 days. Ownership reported is as of February 24, 2026. The table also sets forth additional share interests not reportable as beneficially owned.

	Beneficial Ownership

Name of Beneficial Owner	Shares of Common Stock Beneficially Owned(1)(2)(3)(4)	Percent of Class	Additional Share Interests(5)(6)	Total Share Interests

Ann B. (Tanny) Crane	140,284	*	182,629	322,813
Rafael Andres-Diaz Granados	31,811	*	35,004	66,814
Virginia A. Hepner	67,779	*	—	67,779
Helga S. Houston	1,097,217	*	388,018	1,485,235
John C. (Chris) Inglis	69,471	*	33,598	103,069
Scott D. Kleinman	470,717	*	—	470,717
Katherine M. A. (Allie) Kline	4,972	*	89,542	94,515
Richard W. Neu	373,018	*	215,435	588,453
Kenneth J. Phelan	101,026	*	95,283	196,308
David L. Porteous	679,758	*	199,260	879,018
Alice L. Rodriguez	7,910	*	—	7,910
James D. (Dan) Rollins III	1,192,671	*	—	1,192,671
Teresa H. Shea	10,856	*	20,454	31,310
Roger J. Sit	369,047	*	51,622	420,669
Brant J. Standridge	127,954	*	—	127,954
Stephen D. Steinour	7,153,210	*	3,441,120	10,594,329
Jeffrey L. Tate	66,598	*	51,622	118,220
Gary H. Torgow	949,016	*	—	949,016
Zachary J. Wasserman	297,710	*	—	297,710
Directors and All Executive Officers as a Group (28 in the group)	13,586,837	*	4,803,587	18,390,424

* Indicates less than 1% of outstanding shares.

1) This column consists of shares for which the Directors and executives, directly or indirectly, have the power to vote or to dispose, or to direct the voting or disposition thereof, and also includes shares for which the person has the right to acquire beneficial ownership within 60 days from February 24, 2026. Except as otherwise noted, none of the named individuals shares with another person either voting or investment power as to the shares reported. None of the shares reported are pledged as security.

2) Figures for the executive officers include the number of shares of common stock that could have been acquired within 60 days of February 24, 2026, by the exercise of stock options and the vesting of time-based RSUs awarded under our employee and director equity plans as set forth below.

	RSUs	Options

Stephen D. Steinour	204,136	2,457,291
Zachary J. Wasserman	79,076	206,584
Brant J. Standridge	66,272	—
Scott D. Kleinman	70,127	176,071
Helga S. Houston	65,132	686,086
Directors and Executive Officers as a Group (28 in the group)	760,621	3,608,538

3) Figures include 70,000 shares, 40,000 shares, 10,137 shares, 27,634 shares, 3,488,929 shares, and 5,675 shares owned by the immediate family members or trusts of Mr. Neu, Mr. Phelan, Mr. Porteous, Mr. Sit, Mr. Steinour, and Mr. Torgow, respectively; 11,076 shares held jointly by Ms. Crane and her spouse; 432,475 shares owned jointly by Mr. Porteous and his spouse; 712,354 shares held indirectly by Mr. Rollins in a limited partnership; and 152,572 shares held indirectly by Mr. Sit through Sit Investment Associates.

4) Figures include the following shares of common stock held as of February 24, 2026, in Huntington’s deferred compensation plans for Directors: 100,727 shares for Ms. Crane, 31,611 shares for Mr. Diaz-Granados, 2,247 shares for Mr. Inglis, 4,972 shares for Ms. Kline, 258,018 shares for Mr. Neu, which were distributed in-kind on February 27, 2026 in accordance with previous deferred compensation plan elections, 61,025 shares for Mr. Phelan, 108,083 shares for Mr. Porteous, 9,856 shares for Ms. Shea, 45,843 shares for Mr. Sit, and 5,109 shares for Mr. Tate. Figures also include the following shares of common stock held as of February 24, 2026, in certain of Huntington’s deferred compensation plans for colleagues, which include the 401(k) Plan, the Huntington Supplemental Plan, and the TCF Supplemental Plan: 19,557 shares for Ms. Houston, 359 shares for Mr. Kleinman, 146,063 shares for Mr. Steinour, and 236,388 shares for all executive officers as a group.

5) Figures in this column for Mr. Steinour and all executive officers as a group are shares held in the EDCP, for which the executive officers have vested ownership interests but do not have the power to vote or dispose of the shares, or the right to acquire such shares within 60 days. Prior to the distribution of shares from this plan to the participants, voting for the shares allocated to the accounts of participants is directed by the Company.

6) Figures in this column for the Directors consist of the vested deferred stock units granted to the Directors. These deferred stock units will be settled in shares of common stock six months following separation from service or one year from the date of grant, whichever is later.

Security Ownership of Certain Beneficial Owners

As of February 24, 2026, we knew of no person who was the beneficial owner of more than 5% of our outstanding shares of common stock, except as follows:

Name and Address of Beneficial Owner	Shares of Common Stock Beneficially Owned	Percent of Class

The Vanguard Group, Inc.(1) 100 Vanguard Boulevard Malvern, PA 19355	171,788,581	8.43%
BlackRock, Inc.(2) 50 Hudson Yards New York, NY 10001	158,609,861	7.79%

1) This information is based on a Schedule 13-G/A filed by The Vanguard Group, Inc. on February 13, 2024. The Vanguard Group, Inc. has shared voting power for 1,873,274 of the shares, sole dispositive power for 165,354,901 of the shares, and shared dispositive power for 6,433,680 of the shares. These shares were acquired and are held by The Vanguard Group, Inc. in the ordinary course of business.

2) This information is based on an amendment to Schedule 13-G/A filed by BlackRock, Inc. on February 6, 2026. BlackRock, Inc. has sole voting power for 146,951,459 of the shares and sole dispositive power for all the shares. These shares were acquired and are held by BlackRock, Inc. in the ordinary course of business.

Stock Ownership Policies

Insider Trading

We have adopted an Insider Trading Policy and have implemented procedures that govern the purchase, sale, and other dispositions and transactions in our securities by our Directors, executive officers, certain Covered Colleagues (as defined in the Insider Trading Policy) and certain of their family members and related parties. We believe the Insider Trading Policy and procedures are reasonably designed to promote compliance with insider trading laws, rules, and regulations, as well as applicable listing standards. We filed our Insider Trading Policy as an exhibit to Huntington’s Annual Report on Form 10-K for the year ended December 31, 2025, which was filed with the SEC on February 13, 2026. The Insider Trading Policy can also be found on the Huntington website at ir.huntington.com.

Hedging and Pledging Prohibition

The HRCC has a policy prohibiting hedging and pledging activity in equity securities of Huntington. The policy applies to Huntington’s Directors, executive officers, other members of Huntington’s ELT, and other officers subject to Section 16 of the Exchange Act. The hedging and pledging prohibitions apply with respect to any interests in Huntington securities owned by the covered persons, directly or indirectly, whether granted by Huntington as compensation or otherwise acquired and held. Prohibited hedging activity includes using financial instruments (including, but not limited to, prepaid variable forward contracts, equity swaps, collars, options, and exchange funds) or otherwise engaging in transactions that are designed to, or have the effect of, hedging or offsetting any decrease in the market value of Huntington securities. Huntington equity securities may not be pledged as collateral for a loan or held in a margin account.

Delinquent Section 16(a) Reports

Section 16(a) of the Exchange Act requires our directors, officers, and persons who own more than 10% of our common stock to file reports of ownership and changes in ownership of our common stock with the SEC. Based on the information available to us during the fiscal year ended December 31, 2025, we believe that all applicable Section 16(a) reports were timely filed, except for:

Late Form 4 filings each reporting one transaction due on January 21, 2025, for Messrs. Diaz-Granados, Neu, Phelan, and Sit and Mses. Cotton, Crane, and Shea, which were filed one day late due to a technical issue that caused the submission of the filings to be recognized after the EDGAR deadline on the due date.

Late Form 4 filings each reporting one transaction due on March 7, 2025, for Messrs. Dhingra, Kleinman, Kowalski, Lawlor, Nateri, Steinour, and Wasserman and Mses. Houston and Maloney, which were filed one day late due to the Company's administrative error.

Late Form 4 filing reporting two transactions due on July 6, 2025, for Mr. Kleinman was filed one day late due to an administrative issue.

General Information on Voting and the Annual Meeting

General Information on Voting and the Annual Meeting

This section provides shareholders with information on how to participate in and vote at the 2026 Annual Meeting, as well as on other topics.

We are providing this Proxy Statement in connection with the solicitation by the Board of Huntington Bancshares Incorporated, a Maryland corporation, of proxies to be exercised at our 2026 Annual Meeting of Shareholders to be held on April 22, 2026, and at any postponement or adjournment. We are sending or making this Proxy Statement available to our shareholders on or about March 12, 2026.

General Information About the Meeting

Voting Procedures

Holders of common stock at the close of business on the Record Date are entitled to vote at the Annual Meeting. As of that date, there were 2,037,119,660 shares of common stock outstanding and entitled to vote. Holders of any series of our preferred stock are not entitled to vote.

Each holder of common stock is entitled to cast one vote (i) for each Director nominee and (ii) on each other matter submitted at the Annual Meeting, and any postponements or adjournments thereof, for each share of common stock held of record at the close of business on the Record Date. The shares represented by a properly executed and submitted proxy will be voted as directed, provided we receive the proxy prior to or at the meeting. A properly executed proxy without specific voting instructions will be voted FOR each nominee listed under Proposal 1 — Election of Directors, FOR Proposal 2 — Advisory Approval of Executive Compensation, and FOR Proposal 3 — Ratification of the Appointment of Independent Registered Public Accounting Firm. A properly executed and submitted proxy will also confer discretionary authority to vote on any other matter that may properly come before the meeting or any postponements or adjournments of the meeting and to otherwise represent the shareholder at the annual meeting with all powers he, she, or it would possess if personally present at the meeting.

We are not currently aware of any matters that may properly be presented other than those described in this Proxy Statement. If any matters not described in the Proxy Statement are properly presented at the meeting, the proxies may vote in their discretion on such matters. If the meeting is adjourned, the proxies can vote your shares of common stock at the adjournment as well, unless you have revoked your proxy instructions.

You may vote by executing and returning your proxy card in the envelope provided, or by voting electronically over the internet or by telephone. Please refer to the proxy card for information on voting electronically. If you plan to attend the virtual meeting, while we encourage you to vote in advance of the meeting, you may vote during the virtual meeting at meetnow.global/MC9UU7K.

Shareholders who hold their shares in street name should refer to the voting instructions provided by their Broker.

We encourage shareholders to authorize a proxy to vote their shares over the internet or by telephone. Shareholders should also consider enrolling in electronic delivery of proxy materials. In addition to reducing our expenses, these actions help us reduce our paper usage and emissions from transportation.

If you are a colleague of Huntington or its affiliated entities and are receiving this Proxy Statement as a result of your participation in the 401(k) Plan, you must provide voting instructions to the plan trustee. A proxy and instruction card have been provided so that you may instruct the trustees how to vote your shares held under these plans.

Revoking Your Proxy

If your shares of common stock are held in street name, you must follow the instructions of your Broker to revoke your voting instructions. If you are a holder of record and wish to revoke your proxy instructions, you must advise our Secretary in writing before the proxies vote your shares of common stock at the meeting; deliver later dated proxy instructions that are received prior to the meeting; or attend and vote your shares at the meeting. Attendance at the meeting, by itself, will not cause your prior proxy instructions to be revoked. Attendance at the meeting, by itself, will not cause your prior proxy instructions to be revoked.

Expenses of Solicitation

We will pay the expenses of this proxy solicitation, including the reasonable charges and expenses of Brokers for forwarding solicitation material to their customers who are beneficial owners. In addition to soliciting proxies by mail and via the internet, Huntington colleagues, without additional compensation, may also solicit proxies by telephone, email, facsimile, letter, or in person. We have retained Sodali & Co, 333 Ludlow Street, 5th Floor, South Tower, Stamford, CT 06902, to assist in the solicitation of proxies for a fee of $10,500 plus reimbursement of expenses.

Vote Required and Broker Voting

A quorum is required to conduct business at the annual meeting. Shareholders entitled to cast a majority of all the votes entitled to be cast at the annual meeting, present in person or by proxy, will constitute a quorum. The following table provides the vote requirement for each of this year’s proposals:

Proposal	Voting Options	Effect of Abstentions and Broker Non-Votes	Vote Required for Approval

Proposal 1: Election of Directors	FOR, AGAINST, or ABSTAIN for each Director nominee	Abstentions and Broker non-votes have no effect	The number of votes cast “for” each nominee’s election must exceed the total number of votes cast “against” such nominee’s election.*

Proposal 2: Advisory Approval of Executive Compensation	FOR, AGAINST, or ABSTAIN	Abstentions and Broker non-votes have no effect	A majority of all votes cast must be “for” this proposal.

Proposal 3: Ratification of the Appointment of Independent Registered Public Accounting Firm	FOR, AGAINST, or ABSTAIN	Abstentions have no effect	A majority of all votes cast must be “for” this proposal.

* The vote of a majority of the total of votes cast for and against a nominee at a meeting at which a quorum is present is necessary for the election of a Director. Provided, however, that if, on either the date of the Company’s Proxy Statement for the meeting or on the date of the meeting, the number of nominees exceeds the number of Directors to be elected, the Directors shall be elected by a plurality of all the votes cast at the meeting. In the event of plurality voting, shareholders would be given the option to vote “for” or affirmatively withhold votes from nominees. In such case, the Director nominees receiving the highest number of affirmative “for” votes will be elected Directors and “withhold” votes will have no effect.

Under the laws of Maryland, our state of incorporation, abstentions and Broker non-votes are counted for purposes of determining the presence or absence of a quorum but are not counted as votes cast at the meeting. Broker non-votes occur when Brokers, who hold their customers’ shares in street name, submit proxies for such shares on some matters, but not others. Generally, this would occur when Brokers have not received any instructions from their customers. In these cases, the Brokers, as the holders of record, are permitted to vote on “routine” matters, which typically include the ratification of the independent registered public accounting firm, but not on non-routine matters. Brokers are not permitted to vote on the election of Directors or matters related to executive compensation without instructions from their customers. Broker non-votes and abstentions will have no effect on the election of any Director or the advisory approval of executive compensation because they are not counted as votes cast at the meeting.

Attending the Virtual Annual Meeting

You may access the annual meeting live via the internet at meetnow.global/MC9UU7K at the meeting date and time, where Huntington shareholders as of the Record Date will be able to listen to the meeting, submit questions, and vote online.

You are entitled to attend the annual meeting via the meeting website if you were a shareholder of record at the close of business on the Record Date; you held your shares beneficially in the name of a Broker as of the Record Date; or you hold a valid proxy for the annual meeting. If you were a shareholder of record at the close of business on the Record Date, you will be able to attend the annual meeting online, submit a question, and vote by visiting the annual meeting website and following the instructions on your proxy card, along with the procedures set forth below.

We expect that the vast majority of beneficial holders will be able to fully participate at our annual meeting, including the ability to submit questions and/or vote at the meeting, using the control number received with their voting instruction form or proxy card. Please note, however, that there is no guarantee this option will be available for every type of beneficial holder voting control number, and we encourage you to follow the procedures described below to ensure access to the meeting. The inability to provide this option to any or all beneficial holders shall in no way impact the validity of the annual meeting.

Beneficial holders who wish to submit questions and/or vote at the annual meeting are encouraged to visit the meeting website as soon as possible to determine whether the control number on their voting instruction form or proxy card will permit access. If your control number does not permit access or you prefer to register in advance of the annual meeting, you must obtain a signed legal proxy from your Broker giving you the right to vote the shares and submit proof of such legal proxy along with your name and email address to legalproxy@computershare.com or Computershare, Huntington Legal Proxy, P.O. Box 43078, Providence, RI 029040-3078, no later than April 17, 2026, at 5:00 p.m., Eastern Time. You will receive a confirmation of your registration by email with instructions for accessing the Huntington annual meeting website. Obtaining a legal proxy may take several days.

Guests will also be permitted to attend the virtual annual meeting, but are not permitted to submit questions or vote. Technical assistance will be available for shareholders who experience an issue accessing the annual meeting. Contact information for technical support will appear on the annual meeting website prior to the start of the annual meeting.

Shareholders of Record

A holder of common stock may vote by proxy or at the annual meeting. If you hold your shares of common stock in your name as a holder of record, you may use one of the following methods to submit a proxy:

• By telephone: by calling the toll-free number indicated on the accompanying proxy card and following the recorded instructions.

• Through the internet: by visiting the website indicated on the accompanying proxy card and following the instructions.

• By completing and returning the accompanying proxy card in the enclosed postage-paid envelope: the envelope requires no additional postage if mailed within the United States. If you intend to submit your proxy by mail, your completed proxy card must be received prior to the annual meeting.

We request that you authorize your proxy to vote as soon as possible so that we can be assured of a quorum.

Shares Held in Street Name

If your shares are held in street name through a Broker, you must instruct the Broker on how to vote your shares. Shareholders should refer to the voting instructions provided by their Broker to direct the voting of their shares in advance of the meeting. You may not vote your shares held in a brokerage or other account in street name by returning a proxy card directly to Huntington. Shareholders holding shares through a Broker who wish to vote at the annual meeting should also review the procedure previously set forth.

Submitting Questions for the Annual Meeting

Shareholders as of the Record Date may submit questions in advance of the meeting by visiting meetnow.global/MC9UU7K. Questions may also be submitted during the annual meeting via the annual meeting website. To ensure the annual meeting is conducted in a manner that is fair to all shareholders, we may exercise discretion in determining the number of questions each shareholder may submit, the order in which questions are answered, and the amount of time devoted to any one question.

We intend to answer questions pertinent to Company matters as time allows during the meeting. Questions that are substantially similar may be grouped and answered once to avoid repetition. Shareholder questions related to personal or customer matters; that are not pertinent to annual meeting matters; or that contain derogatory references to individuals, use offensive language, or are otherwise out of order or not suitable for the conduct of the annual meeting will not be addressed during the meeting.

Proposals by Shareholders for the 2027 Annual Meeting

Shareholders wishing to submit a proposal, including nominations for directorship or items of business as part of next year’s annual meeting, should review the following table, which summarizes the process. The following table is qualified in its entirety by reference to SEC Rules 14a-8 and 14a-19 and our Bylaws.

	Proposals Submitted for Inclusion in our 2027 Proxy Statement (i.e., SEC Rule 14a-8)	Nominees and Other Proposals Outside SEC Rule 14a-8 to be Presented at the 2027 Annual Meeting (i.e., advance notice)
Type of Proposal	SEC rules permit shareholders to submit proposals to us for inclusion in our proxy statement by satisfying the requirements set forth in SEC Rule 14a-8.

Pursuant to the Company’s Bylaws, shareholders may present nominees or proposals directly at the annual meeting (and not for inclusion in the Company’s proxy statement) by satisfying the requirements set forth in our Bylaws.

When We Must Receive the Proposal*

Under SEC Rule 14a-8, the proposal typically must be received not less than 120 calendar days before the first anniversary of the date of the proxy statement released to shareholders for the prior year’s annual meeting. This means, for the 2027 Annual Meeting, no later than the close of business on November 12, 2026.

Pursuant to the Company’s Bylaws, nominations and other proposals outside SEC Rule 14a-8 typically must be received no earlier than the 150th day nor later than 5:00 p.m., Eastern Time, on the 120th day prior to the first anniversary of the date of the proxy statement for the prior year’s annual meeting. This means, for the 2027 Annual Meeting, such notice must be received between October 13, 2026, and November 12, 2026.

What to Include in the Proposal	The information necessary to be in compliance with SEC Rule 14a-8; however, submission of a proposal does not guarantee inclusion within our proxy statement.

The information set forth in the Company’s Bylaws. In addition to complying with the advance notice provisions of our Bylaws, shareholders who intend to solicit proxies in support of director nominees, other than the Company’s nominees, must also comply with the additional requirements of SEC Rule 14a-19. SEC Rule 14a-19 requires, among other things, that a shareholder provide notice that includes certain information, which notice must be received by the Company’s Secretary no later than February 22, 2027, which is 60 calendar days prior to the anniversary of this year’s meeting date. Among other things, Rule 14a-19 and the Company's Bylaws require the shareholder to provide a statement that he, she, or it intends to solicit the holders of shares representing at least 67% of the voting power of the Company’s shares entitled to vote on the election of Directors in support of Director nominees other than the Company’s nominees.

Where to Send the Proposal	Huntington Bancshares Incorporated Huntington Center, 41 South High Street Columbus, Ohio 43287 Attention: Secretary

* Should the 2027 Annual Meeting be advanced or delayed more than 30 days from the first anniversary of the date of the 2026 Annual Meeting, then alternate deadlines apply.

Recommendations for Directorship

Shareholders and other parties may also recommend candidates for directorship to be considered by the NCG Committee at any time outside our Bylaws. To do so, a written notice should be sent to the Secretary at Huntington Bancshares Incorporated, Huntington Center, 41 South High Street, Columbus, Ohio 43287. The notice should indicate the name, age, and address of the person recommended; the person’s principal occupation or employment for the last five years; other public company boards on which the person serves; whether the person would qualify as independent as the term is defined under the Nasdaq Rules; and the class and number of shares of Huntington securities owned by the person. The NCG Committee may require additional information to determine the qualifications of the person recommended. The notice should also state the name and address of, and the class and number of shares of Huntington securities owned by, the person or persons making the recommendation. Any such shareholder recommendation would be considered no differently than recommendations from any other source. There have been no material changes to the shareholder recommendation process since we last disclosed this item.

Other Matters

Inspector of Election

We have engaged Computershare to count the shares represented by proxies and cast at the meeting online ballot and to act as Inspector of Election. A representative from Computershare will be present at the meeting.

Other Business

As of the date of this Proxy Statement, we know of no other business that may properly be brought before the meeting, or any postponements or adjournments thereof, other than procedural matters relating to the proposals described in the Notice of Annual Meeting and this Proxy Statement. Should any other matter requiring a vote of the shareholders arise, a properly submitted proxy confers upon the person or persons designated to vote the shares discretionary authority to vote the same with respect to any such other matter in the discretion of such persons and otherwise to represent the shareholder at the meeting with all powers he, she, or it would possess if personally present at the meeting.

Other Documents Available

Huntington’s 2025 Annual Report was furnished to shareholders concurrently with this Proxy Statement. Huntington’s Form 10-K for 2025 will be furnished, without charge, to Huntington shareholders upon written request to Investor Relations, Huntington Bancshares Incorporated, Huntington Center, 41 South High Street, Columbus, Ohio 43287. In addition, Huntington’s Form 10-K for 2025 and certain other reports filed with the SEC can be found on the Investor Relations pages of Huntington’s website at ir.huntington.com.

Householding

The SEC has adopted “householding” rules that permit companies and intermediaries, such as Brokers, to satisfy delivery requirements for proxy statements, notices of internet availability of proxy materials, and annual reports (collectively, “annual meeting materials”) with respect to two or more shareholders sharing the same address by delivering one copy of annual meeting materials to these shareholders. Unless we have received contrary instructions, we will deliver only one copy of the annual meeting materials to multiple security holders sharing an address.

If we sent only one set of these documents to your household and one or more of you would prefer to receive your own set, we will promptly deliver additional copies of the annual meeting materials upon request. You may contact our transfer agent, Computershare, to receive additional copies of the annual meeting materials. You may also contact Computershare if you would like to request separate copies of future annual meeting materials or if you are receiving multiple copies of annual meeting materials and you would like to request delivery of just one copy.

You may contact Computershare by telephone at 1-800-725-0674 or by mail at Computershare, P.O. Box 43078, Providence, RI 02940-3078. If you hold your shares in street name, please contact your Broker to request information about householding.

Service Mark, Trademark, and Copyright Information

The Huntington National Bank is Member FDIC. Huntington, Huntington Bank, and the Huntington Brandmark are service marks of Huntington Bancshares Incorporated. Third-party product, service, and business names are trademarks and/or service marks of their respective owners.

© 2026 Huntington Bancshares Incorporated.

Appendix A: Non-GAAP Reconciliation

Appendix A: Non-GAAP Reconciliation	This section includes reconciliations for the non-GAAP numbers provided within this Proxy Statement.

We believe certain non-GAAP financial measures are helpful in understanding our results of operations. In addition, certain adjustments are made to GAAP financial measures, including adjusted earnings per share, adjusted operating leverage, and adjusted pretax pre-provision earnings, which are utilized by the HRCC that reflect adjustments approved by the HRCC. The tables below provide a reconciliation to the closest GAAP financial measure for the year ended December 31, 2025. [Note that some amounts may not add due to rounding.]

Adjusted EPS

($ in millions except per share amounts, share count in thousands)	Dollar Amount	Weighted Avg Diluted Common Shares	EPS

Net income applicable to Common Shares	$2,087	1,504,836	$1.39
Acquisition-related adjustments:
Veritex-related direct revenues, net of direct expenses	(30)
Acquisition-related expenses	168
Impact of shares issued for Veritex		(20,796)
Adjusted Net Income applicable to Common Shares (excluding impact of acquisitions)	$2,225	1,484,040	$1.50
Other Adjustments:
Org. Transformation/Severance Related Expenses and CRE Consolidation	6
FDIC Special Assessment expense	(30)
Securities Repositioning, net of net interest income benefit	43
Gain from business divesture, net of expense reduction impact	(13)
Net MSR hedging gain	(2)
Tax impact of other adjustments	(1)
Adjusted Net Income applicable to Common Shares	$2,228	1,484,040	$1.50

Adjusted Operating Leverage

($ in millions)	2025 Actual	2024 Actual	Y/Y Change

Net Interest income	$5,991	$5,345
Noninterest Income	2,175	2,040
Total revenue (GAAP)	8,166	7,385
FTE Adjustment	65	53
Total revenue (FTE)	8,231	7,438	$793	10.66%
Less: Veritex-related net interest income and noninterest income	84	—
Less: Securities repositioning, net of net interest income benefit	(43)	(21)
Less: gain from divesture, net of expense reduction impact	13	4
Less: net MSR hedging gain	2	—
Adjusted total revenue	$8,175	7,455	$720	9.66%
Noninterest expense	$5,015	4,562	$453	9.93%
Less: Acquisition and Veritex direct expenses	212	—
Less: Org. Transformation/Severance Related Expenses and CRE Consolidation	6	18
Less: FDIC Special Assessment	(30)	28
Less: Impact of Discretionary Bonus	13	9
Adjusted noninterest expense	$4,814	$4,507	$307	6.81%

Total revenue (FTE) growth rate				10.66%
Noninterest expense growth rate				9.93
Operating leverage				0.73%

Adjusted total revenue growth rate				9.66%
Adjusted noninterest expense growth rate				6.81
Adjusted operating leverage				2.85%

Adjusted ROTCE

($ in millions)	2025	2024	2023	2022	2021

Average common shareholders’ equity	$19,241	$17,347	$16,217	$16,096	$14,569
Less: intangible assets and goodwill	5,740	5,680	5,731	5,688	4,108
Add: Net of tax effect of intangible assets	19	26	35	47	48
Average tangible common shareholders’ equity (A)	13,520	11,693	10,521	10,455	10,509
Net income available to common	2,087	1,801	1,817	2,125	1,153
Add: amortization of intangibles	46	47	50	54	48
Add: deferred tax	(10)	(10)	(10)	(12)	(10)
Adjusted net income available to common (B)	$2,123	$1,838	$1,857	$2,167	$1,191
Return on average tangible common shareholders’ equity (B/A)	15.7%	15.7%	17.6%	20.7%	11.3%

($ in millions)	2025	2024	2023	2022	2021

Adjusted net income available to common (B)	$2,123	$1,838	$1,857	$2,167	$1,191
Return on average tangible common shareholders’ equity (B/A)	15.7%	15.7%	17.6%	20.7%	11.3%
Add: Notable items, after tax	$91	$38	$181	$76	$813
Adjusted net income available to common (C)	2,214	1,876	2,038	2,243	2,004
Adjusted return on average tangible common shareholders’ equity (C/A)	16.4%	16.0%	19.4%	21.5%	19.1%

Adjusted Pre-Provision Net Revenue (PPNR)

($ in millions)	2025	2024	Y/Y Change

Total revenue (GAAP)	$8,166	$7,385
FTE adjustment	65	53
Total revenue (FTE) (A)	8,231	7,438
Less: Veritex-related net interest income and noninterest income	84	—
Less: Securities repositioning, net of net interest income benefit	(43)	(21)
Less: gain from divesture, net of expense reduction impact	13	4
Less: net MSR hedging gain	2	—
Adjusted total revenue (B)	$8,175	$7,455
Noninterest expense (C)	5,015	4,562
Less: Acquisition and Veritex direct expenses	212	—
Less: Org. Transformation/Severance Related Expenses and CRE Consolidation	6	18
Less: FDIC Special Assessment	(30)	28
Less: Impact of Discretionary Bonus	13	9
Adjusted noninterest expense (D)	$4,814	$4,507

PPNR (A-C)	$3,216	$2,876	11.8%
Adjusted PPNR (B-D)	$3,361	$2,948	14.0%

Tangible Book Value (TBV)

($ in millions, shares in thousands)	2025	2024	Y/Y Change

Huntington shareholders' equity	$24,342	$19,740
Less: preferred stock	2,731	1,989
Common shareholders' equity	21,611	17,751
Less: goodwill	5,997	5,561
Less: other intangible assets, net of tax	115	76
Tangible common equity (A)	$15,499	$12,114
Common shares outstanding (B)	1,567,733	1,453,636
Tangible book value per share (A/B)	9.89%	8.33%	18.7%

Adjusted Common Equity Tier 1 (CET 1)

($ in millions)	2025	2024

Common Equity Tier 1 (A)	$17,286	$15,115
Add: accumulated other comprehensive income (AOCI)	(1,904)	(2,866)
Less: cash flow hedge	27	(267)
Adjusted Common Equity Tier 1 (B)	$15,355	$12,516
Risk Weighted Assets (C)	$166,684	$143,650
Common Equity Tier 1 ratio (A/C)	10.4%	10.5%
Adjusted Common Equity Tier 1 ratio (B/C)	9.2%	8.7%

Glossary

Acronym/Term	Definition
401(k) Plan	Huntington 401(k) Plan
ACL	Allowance for Credit Losses
AI	Artificial Intelligence
ADB	Average Daily Balance
AOCI	Accumulated Other Comprehensive Income (Loss)
ASC	Accounting Standards Codification
B2B	Business-to-Business
Board	Board of Directors of Huntington Bancshares Incorporated
Broker	Brokerage firms, banks, trustees, other nominees, or similar entities
Cadence	Cadence Bank
Cadence Merger	The merger by and among Huntington, Huntington Bank, and Cadence that closed on February 1, 2026.
CAP	Compensation Actually Paid
CD&A	Compensation Discussion and Analysis
CEO	Chief Executive Officer
CET-1	Common Equity Tier 1
CFPB	Bureau of Consumer Financial Protection
CFO	Chief Financial Officer
CHRO	Chief Human Resources Officer
Code	Internal Revenue Code of 1986
Company	Huntington Bancshares Incorporated
CRE	Commercial Real Estate
CRO	Chief Risk Officer
EDCP	Executive Deferred Compensation Plan
EEO-1	Equal Employment Opportunity Reporting Standard
ELT	Executive Leadership Team
EPS	Diluted Earnings Per Share
Exchange Act	Securities Exchange Act of 1934, as amended
FASB	Financial Accounting Standards Board
FDIC	Federal Deposit Insurance Corporation
Federal Reserve	The Board of Governors of the Federal Reserve System

Acronym/Term	Definition
FTE	Fully-Taxable Equivalent
FY	Fiscal Year
GAAP	Generally Accepted Accounting Principles in the United States
G-SIB	Global Systematically Important Bank
HRCC	Human Resources and Compensation Committee
Huntington	Huntington Bancshares Incorporated
Huntington Bank	The Huntington National Bank
Huntington Supplemental Plan	Huntington Supplemental 401(k) Plan (formerly the Huntington Supplemental Stock Purchase and Tax Savings Plan and Trust), as amended
IRS	Internal Revenue Service
LTI	Long-Term Incentive
Long-Term Incentive Plans	Amended and Restated 2018 Long-Term Incentive Plan and the 2024 Long-Term Incentive Plan
M&A	Mergers & Acquisitions
MIP	Management Incentive Plan or Annual Incentive Plan
MSR	Mortgage Servicing Rights
Nasdaq Rules	Marketplace Rules of The Nasdaq Stock Market
NCG Committee	Nominating and Corporate Governance Committee
NCO	Net Charge-off
NEO	Named Executive Officer
OCC	Office of the Comptroller of the Currency
Oversight Committee	Incentive Compensation Oversight Committee
PAC	Political Action Committee
PCAF	Partnership for Carbon Accounting Financials
PCAOB	Public Company Accounting Oversight Board
Pearl Meyer	Pearl Meyer & Partners, LLC
PLQ	People Leader Quotient
PPNR	Pre-Provision Net Revenue
PSU	Performance Stock Unit
PwC	PricewaterhouseCoopers LLP
Record Date	February 24, 2026
Retirement Plan	Huntington Bancshares Retirement Plan
ROTCE	Return on Average Tangible Common Shareholders’ Equity

Acronym/Term	Definition
RSU	Restricted Stock Unit
S&P	Standard and Poor
SASB	Sustainability Accounting Standards Board
SBA	U.S. Small Business Administration
SEC	U.S. Securities and Exchange Commission
SRIP	Supplemental Retirement Income Plan, as amended
TCF	TCF Financial Corporation
TCF Merger	Merger of TCF Financial Corporation into Huntington Bancshares Incorporated and TCF National Bank into The Huntington National Bank
TCF Supplemental Plan	TCF 401K Supplemental Plan, as amended
TSR	Total Shareholder Return
TBV	Tangible Book Value
UDAAP	Unfair, Deceptive, or Abusive Acts and Practices
Veritex	Veritex Holdings, Inc.

Huntington Vote YOUR VOTE IS IMPORTANT The meeting will be held on April 22, 2026, at 2:00 p.m. (Eastern Time). All votes must be received by the end of the meeting. SCAN the QR code or visit envisionreports.com/HBAN to vote your shares CALL 1-800-652-VOTE (8683) within the USA, US territories and Canada 2026 ANNUAL MEETING — PROXY CARD Attend the meeting on April 22, 2026, at 2:00 p.m. (Eastern Time), virtually at meetnow.global/MC9UU7K. IF VOTING BY MAIL, SIGN, DETACH AND RETURN THE BOTTOM PORTION IN THE ENCLOSED ENVELOPE. THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR ALL THE NOMINEES LISTED: 1. Election of Directors: For Against Abstain For Against Abstain For Against Abstain + 01 - Ann B. Crane 02 - Rafael A. Diaz-Granados 03 - Virginia A. Hepner 04 - John C. Inglis 05 - Katherine M.A. Kline 06 - Richard W. Neu 07 - Kenneth J. Phelan 08 - David L. Porteous 09 - Alice L. Rodriguez 10 - James D. Rollins III 11 - Teresa H. Shea 12 - Roger J. Sit 13 - Stephen D. Steinour 14 - Jeffrey L. Tate 15 - Gary Torgow THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR PROPOSALS 2 AND 3: For Against Abstain For Against Abstain 2. An advisory resolution to approve, on a non-binding basis, the compensation of executives as described in the proxy materials. 3. Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2026. 4. Any other business that properly comes before the meeting. AUTHORIZED SIGNATURES — THIS SECTION MUST BE COMPLETED FOR YOUR VOTE TO COUNT; PLEASE DATE AND SIGN BELOW. Please sign exactly as name(s) appears hereon. Joint owners should each sign. When signing as attorney, executor, administrator, corporate officer, trustee, guardian, or custodian, please give full title. Date (mm/dd/yyyy) — Please print date below. Signature 1 — Please keep signature within the box. Signature 2 — Please keep signature within the box. 1 P C F +048P6B

ATTEND the meeting on April 22, 2026, at 2:00 p.m. (Eastern Time). YOUR VOTE MATTERS • Have a voice • Keep your account active • Stay informed To access the virtual meeting, you must have the login details in the white circle located on the reverse side. SAVE PAPER AND TIME... To receive meeting materials by email, enroll at envisionreports.com/HBAN. IF VOTING BY MAIL, SIGN, DETACH AND RETURN THE BOTTOM PORTION IN THE ENCLOSED ENVELOPE. 2026 ANNUAL MEETING — PROXY CARD + Proxy Solicited by the Board of Directors for Annual Meeting — April 22, 2026 The undersigned shareholder of Huntington Bancshares Incorporated, a Maryland corporation (“Huntington”), hereby appoints Kenneth K. Bellaire, Rachel L. Lawless, and Robert M. Pearson, or any of them, as proxies for the undersigned, with full power of substitution in each of them, to attend the Huntington Annual Meeting of Shareholders to be held on Wednesday, April 22, 2026, virtually via the internet at 2:00 p.m. Eastern Time, and any adjournment or postponement thereof, to cast on behalf of the undersigned all votes that the undersigned is entitled to cast at such meeting and otherwise to represent the undersigned at the meeting with all powers possessed by the undersigned if personally present at the meeting. The undersigned hereby acknowledges receipt of the Notice of the Annual Meeting of Shareholders and of the accompanying Proxy Statement, the terms of each of which are incorporated by reference, and revokes any proxy heretofore given with respect to such meeting. Huntington’s Board of Directors recommends a vote FOR each of the nominees for director, and FOR proposals 2 and 3. IF THIS PROXY IS PROPERLY EXECUTED AND NO DIRECTION IS MADE, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST: FOR THE ELECTION OF EACH OF THE DIRECTOR NOMINEES NAMED HEREIN; FOR AN ADVISORY RESOLUTION TO APPROVE, ON A NON-BINDING BASIS, THE COMPENSATION OF EXECUTIVES AS DESCRIBED IN THE PROXY MATERIALS; AND FOR THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2026. THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE DISCRETION OF THE PROXY HOLDER ON ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF. PARTICIPANTS IN THE HUNTINGTON 401(K) PLAN (THE “HUNTINGTON PLAN”) AND IN THE CADENCE BANK 401(K) PROFIT SHARING PLAN (THE “CADENCE PLAN”): THIS CARD ALSO CONSTITUTES VOTING INSTRUCTIONS TO THE TRUSTEE OF THE HUNTINGTON PLAN AND THE CADENCE PLAN, FIDELITY MANAGEMENT TRUST COMPANY. HUNTINGTON PLAN: IF NO DIRECTION IS MADE, THE TRUSTEE WILL VOTE THE PARTICIPANT’S SHARES IN THE SAME PROPORTION ON EACH PROPOSAL AS IT VOTES THE SHARES CREDITED TO PARTICIPANTS’ ACCOUNTS FOR WHICH IT HAS RECEIVED VOTING INSTRUCTIONS. CADENCE PLAN: IF NO DIRECTION IS MADE, THE PARTICIPANT’S SHARES ARE NOT VOTED. NON-VOTING ITEMS Change of Address — Please print new address below. Comments — Please print your comments below. +

Total Shareholder Return Amount					127	$ 122	$ 116	$ 155	$ 172
Peer Group Total Shareholder Return Amount					138	$ 109	$ 108	$ 148	$ 196
Net Income (Loss)	$ 3,187,000,000	$ 1,940,000,000	$ 1,951,000,000	$ 2,238,000,000	$ 1,295,000,000
Company Selected Measure Amount	0.164	0.16	0.194	0.215	0.191
PEO Name	Stephen D. Steinour	Stephen D. Steinour	Stephen D. Steinour	Stephen D. Steinour	Stephen D. Steinour
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Leverage
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted PPNR Earnings Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROTCE
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,215,929
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,899,983)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,976,263
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,045,881
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,769
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,913,077
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,774,983)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,279,742
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,325,017
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,301
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0